NOTE 38. COMPANY DETAILS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 38. COMPANY DETAILS	NOTE 38. COMPANY DETAILS The registered office and principal place of business is: Level 7, 420 King William Street Adelaide SA 5000